DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)   Description of business

Tarena International, Inc. (“Tarena International”), through its wholly-owned subsidiaries and consolidated variable interest entities or VIEs (collectively referred to hereinafter as the “Company”), is principally engaged in providing professional education services including professional information technology (“IT”) training courses and non-IT training courses across the People’s Republic of China (“PRC”). The Company is also engaged mainly in providing IT training courses for students aged between three and eighteen. All of the Company’s operations are located in the PRC with nearly all of its customers located in the PRC.

(b)   Organization

Tarena International is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr. Han”), the founder and former chief executive officer of the Company, and five other individuals. Tarena International is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services. The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”), and its subsidiaries, in order to comply with PRC laws and regulations which restricted foreign investments in companies that were engaged in education products and services. Pursuant to the VIE Agreement as described below, Tarena International has effective financial control over Beijing Tarena and its initial capital funding was provided by Tarena Technologies Inc., (a wholly-owned subsidiary of Tarena International or the “WFOE”, formerly known as Beijing Tarena Technology Co., Ltd.). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena and its subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

All of the equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Jianguang Li (“Mr. Li”), a director of Tarena International. Both individuals are nominee equity holders of Beijing Tarena and holding their equity interests on behalf of Tarena International. Through a series of contractual agreements and arrangements (the “VIE Agreement”), among Tarena International, WFOE, Beijing Tarena and its nominee equity holders, the nominee equity holders of Beijing Tarena have granted all their legal rights including voting rights and disposition rights of their equity interests in Beijing Tarena to Tarena International. The nominee equity holders of Beijing Tarena do not participate significantly in income and loss and do not have the power to direct the activities of Beijing Tarena that most significantly impact its economic performance. Accordingly, Beijing Tarena and its subsidiaries are considered as VIEs.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, Tarena International has a controlling financial interest in Beijing Tarena because Tarena International has (i) the power to direct activities of Beijing Tarena that most significantly impact the economic performance of Beijing Tarena; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of Beijing Tarena that could potentially be significant to Beijing Tarena. Thus, Tarena International is the primary beneficiary of the Beijing Tarena.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Under the terms of the VIE Agreement, Tarena International has (i) the right to receive economic benefits that could potentially be significant to Beijing Tarena in the form of service fees under the exclusive business cooperation agreements; (ii) the right to receive all dividends declared by Beijing Tarena and the right to all undistributed earnings of Beijing Tarena; and (iii) the right to receive the residual benefits of Beijing Tarena through its exclusive option to acquire 100% of the equity interests in Beijing Tarena, to the extent permitted under PRC law. Accordingly, Tarena International is the primary beneficiary of Beijing Tarena and the financial statements of Beijing Tarena and its subsidiaries are consolidated in Tarena International’s consolidated financial statements.

Under the terms of the VIE Agreement, Beijing Tarena’ nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to Tarena International. All of the equity (net assets) and net income of Beijing Tarena are attributed to Tarena International.

The key terms of the VIE Agreement are as follows:

Loan Agreements: The WFOE provided RMB6,000 loans in aggregate to Beijing Tarena’ nominee equity holders for the sole purpose of their contribution of Beijing Tarena’ registered capital. The nominee equity holders of Beijing Tarena can only repay the loans by transferring all of their legal equity interest in Beijing Tarena to the WFOE or its designated representatives pursuant to the exclusive option agreements. The loans shall be interest-free, unless the transfer price exceeds the principal of the loans when each nominee equity holder of Beijing Tarena transfers his equity interests in Beijing Tarena to Tarena International or its designated representatives. Such excess over the principal of the loan shall be deemed as the interest of the loans to the extent permitted under the PRC law. The initial term of the loans, which will be expired in 2026, can be extended with the written notice of both the WFOE and Beijing Tarena before expiration.

Exclusive Option Agreements: Each of the nominee equity holders irrevocably granted Tarena International, Inc. or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his equity interests in Beijing Tarena. In addition, Tarena International has the option to acquire the equity interests of Beijing Tarena for a specified price equal to the loan provided by the WFOE to the nominee equity holders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Without Tarena International’s prior written consent, the nominee equity holders shall not sell, transfer, mortgage, or otherwise dispose of any equity interests in Beijing Tarena. These agreements will remain effective until all equity interests held in Beijing Tarena by the nominee equity holders are transferred or assigned to Tarena International or its designated representatives.

Exclusive Business Cooperation Agreement: The WFOE has the exclusive right to provide, among other things, technical support, business support and related consulting services to Beijing Tarena and Beijing Tarena agrees to accept all the consultation and services provided by the WFOE. Without the WFOE’s prior written consent, Beijing Tarena is prohibited from engaging any third party to provide any of the services under this agreement. In addition, the WFOE exclusively owns all intellectual property rights arising out of or created during the performance of this agreement. Beijing Tarena agrees to pay a monthly service fee to the WFOE at an amount determined solely by the WFOE after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the WFOE’s employees providing services to Beijing Tarena, the value of services provided, the market price of comparable services and the operating conditions of Beijing Tarena. Furthermore, to the extent permitted under the PRC law, the WFOE agrees to provide financial support to Beijing Tarena. The term of the agreement will remain effective unless the WFOE terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Beijing Tarena or the WFOE to renew its respective business license upon expiration. Beijing Tarena is not permitted to terminate this agreement in any event unless required by applicable laws.

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

Power of Attorney: Each nominee equity holder of Beijing Tarena appointed the WFOE as the attorney-in-fact to act on all matters pertaining to Beijing Tarena and to exercise all of his rights as an equity holder of Beijing Tarena, including but not limited to attend shareholders’ meetings, vote on his behalf on all matters of Beijing Tarena requiring shareholders’ approval under PRC laws and regulations and the articles of association of Beijing Tarena, designate and appoint directors and senior management members. The WFOE may authorize or assign its rights under this appointment to any other person or entity at its sole discretion without prior notice to the nominee equity holders of Beijing Tarena. Each power of attorney will remain effective until the nominee equity holder ceases to hold any equity interest in Beijing Tarena.

Equity Interest Pledge Agreements: Pursuant to the equity interest pledge agreements, Beijing Tarena’s nominee equity holders pledged all of their equity interests in Beijing Tarena to the WFOE to guarantee their performance of the obligations under the contractual arrangements including but not limited to, the service fees due to the WFOE. If Beijing Tarena or any of Beijing Tarena’ nominee equity holders breaches its contractual obligations under the contractual arrangements, the WFOE, as the pledgee, will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of whole or part of the pledged equity interests of Beijing Tarena in accordance with legal procedures. The WFOE has the right to receive dividends generated by the pledged equity interests during the term of the pledge. If any event of default as provided in the contractual arrangements occurs, the WFOE, as the pledgee, will be entitled to dispose of the pledged equity interests in accordance with PRC laws and regulations. The equity interest pledge agreements became effective on the date when the agreements were duly executed. The pledge was registered with the relevant local administration for industry and commerce in December 2013 and April 2017 and will remain binding until Beijing Tarena and their nominee equity holders discharge all their obligations under the contractual arrangements. The registration of the equity pledge enables the WFOE to enforce the equity pledge against third parties who acquire the equity interests of Beijing Tarena in good faith.

Tarena International relies on the VIE Agreement to operate and control the Beijing Tarena. However, these contractual arrangements may not be as effective as direct equity ownership in providing Tarena International with control over Beijing Tarena. Any failure by Beijing Tarena or the nominee equity holders to perform their obligations under the VIE Agreement would have a material adverse effect on the consolidated financial position and consolidated financial performance of the Company. All the VIE Agreement is governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these agreements would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit Tarena International’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreement was found to be in violation of any existing or future PRC laws and regulations, Tarena International may be subject to fines or other legal or administrative sanctions.

1     DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, Tarena International cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreement is found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the WFOE, its subsidiaries and Beijing Tarena;
●	discontinue or restrict the conduct of any transactions between the WFOE, its subsidiaries and Beijing Tarena;
●	impose fines, confiscate the income from Beijing Tarena, or impose other requirements with which the Company may not be able to comply;
●	require Tarena International to restructure its ownership structure or operations, including terminating the contractual arrangements with Beijing Tarena and deregistering the equity pledges of Beijing Tarena; and
●	restrict or prohibit the use of the proceeds of future offering to finance the Company’s business and operations in the PRC.

If the imposition of any of these government actions causes Tarena International to lose its right to direct the activities of Beijing Tarena or its right to receive substantially all the economic benefits and residual returns from Beijing Tarena and Tarena International is not able to restructure its ownership structure and operations in a satisfactory manner, Tarena International would no longer be able to consolidate the financial results of Beijing Tarena and its subsidiaries. In the opinion of management, the likelihood of deconsolidation of the Beijing Tarena and its subsidiaries is remote based on current facts and circumstances.

The equity interests of Beijing Tarena are legally held by Mr. Han and Mr. Li as nominee equity holders on behalf of the Company. Mr. Han and Mr. Li are also directors of Tarena International. Mr. Han and Mr. Li each holds 67.2% and 0.2% of the total voting rights of Tarena International as of December 31, 2021, respectively, assuming the exercise of all outstanding options held by Mr. Han and Mr. Li as of such date. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that Tarena International could exercise the purchase option under the exclusive option agreements with the nominee equity holders to request them to transfer all of their equity ownership in Beijing Tarena to a PRC entity or individual designated by Tarena International. The Company relies on the nominee equity holders, who are both Tarena International’s directors and who owe a fiduciary duty to Tarena International, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of Tarena International and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of Beijing Tarena, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The Company’s involvement with Beijing Tarena under the VIE Agreement affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

The assets and liabilities of Beijing Tarena and its subsidiaries that were included in the accompanying consolidated financial statements as of December 31, 2020 and 2021 are as follows:

	December 31,
	2020	2021
	RMB	RMB
Cash	1,332	8,204
Amounts due from Tarena International and its wholly-owned subsidiaries	113,021	141,104
Amounts due from a related party	4	4
Prepaid expenses and other current assets	4,476	27,435
Total current assets	118,833	176,747

Property and equipment, net	1,552	2,801
Long term investments, net	48,380	29,880
Right-of-use assets	5,540	11,108
Other non-current assets	539	1,057
Total assets	174,844	221,593

Accounts payable	8,610	320
Deferred revenue-current	138,529	167,224
Operating lease liabilities-current	3,377	3,949
Income taxes payable	2,045	2,045
Accrued expenses and other current liabilities	3,576	22,344
Amounts due to Tarena International and its wholly-owned subsidiaries	31,405	56,052
Total current liabilities	187,542	251,934

Deferred revenue-non current	133	134
Operating lease liabilities-non current	1,536	5,953
Other non-current liabilities	122	122
Total liabilities	189,333	258,143

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(b)   Organization (Continued)

The financial performance and cash flows of Beijing Tarena and its subsidiaries that were included in the accompanying consolidated financial statements before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIEs and VIEs’ subsidiaries for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	32,013	127,043	140,541
Net (loss) income	(37,565)	32,869	(39,072)
Net cash provided by operating activities	36,902	112,106	10,308
Net cash used in investing activities	(34,226)	—	—
Net cash used in financing activities	(3,841)	(110,985)	(3,437)

All of the assets of Beijing Tarena and its subsidiaries can be used only to settle obligations of Beijing Tarena and its subsidiaries. None of the assets of Beijing Tarena and its subsidiaries have been pledged or collateralized. The creditors of Beijing Tarena and its subsidiaries do not have recourse to the general credit of Tarena International and its wholly-owned subsidiaries. Assets of Beijing Tarena and its subsidiaries that can be used only to settle obligations of Beijing Tarena and its subsidiaries and liabilities of Beijing Tarena and its subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of Tarena International and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, Tarena International and its wholly-owned subsidiaries provided financial support to Beijing Tarena that it was not previously contractually required to provide in the form of advances. To the extent Beijing Tarena requires financial support, pursuant to the exclusive business cooperation agreement, the WFOE may, at its option and to the extent permitted under the PRC law, provide such support to Beijing Tarena through loans to Beijing Tarena’s nominee equity holders or entrustment loans to Beijing Tarena.

(c)   Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB6.3726, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (CONTINUED)

(d)   Significant concentrations and risks

Revenue concentration

A substantial portion of the Company’s total net revenues were generated from Childhood & adolescent Robotics Programming, Childhood & adolescent Computer Programming, Java, and Digital Arts courses. The percentages of the Company’s total net revenues from Childhood & adolescent Robotics Programming, Childhood & adolescent Computer Programming, Java, and Digital Arts courses are as follows:

	Year Ended December 31,
	2019	2020	2021
Childhood & adolescent Robotics Programming	9.3%	15.7%	27.9%
Childhood & adolescent Computer Programming	12.8%	20.6%	19.4%
Java	19.0%	13.8%	11.8%
Digital Arts	22.9%	16.8%	11.0%
Total	64.0%	66.9%	70.1%

The Company expects net revenues from these four training courses to continue to represent a majority portion of its total net revenues in the future. Negative factors that adversely affect net revenues generated by these four training courses will have a material adverse effect on the Company’s business, financial condition and results of operations. There were no other courses that represented net revenues greater than 10% of total net revenues.

The portion of the Company’s adult students financed their tuition fees through the loans offered to them by financial service providers, including Baidu Small Loan Co., Ltd., Bank of China Consumer Finance Co., Ltd., Shanghai Shimiao Financial Information Service Co., Ltd. (formerly known as “Beijing Ronglian Shiji Information Technology Co., Ltd.”) and Beijing Youfei Jinxin Digital Technology Co., Ltd. during the 3-year periods ended December 31, 2021 has decreased significantly. The Company expects the number of students financed by these financial service providers to represent a minor portion of its total students in the future. Therefore, negative factors that adversely affect these financial service providers will have no material adverse effect on the Company’s business, financial condition and results of operations.

Geographic concentration

The percentages of the Company’s total net revenues generated from its business operations in Beijing are 13.8%, 17.2% and 16.2% for the years ended December 31, 2019, 2020 and 2021, respectively, and in Hangzhou are 18.8%, 13.9% and 11.1% for the years ended December 31, 2019, 2020 and 2021, respectively.

The Company expects revenues derived from its business operations in Beijing and Hangzhou to continue to be greater than 10% of total net revenues in the future. Negative factors that adversely affect its business operations in Beijing or Hangzhou will have a material adverse effect on the Company’s business, financial condition and results of operations.